INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates and joint ventures
Current assets	R$ 39,744,996	R$ 44,822,437
Non-current assets	148,558,073	134,144,012
Total Assets	188,303,069	178,966,449
Current Liabilities	23,714,991	27,389,974
Non-current Liabilities	88,002,933	77,825,181
Net operating revenue	9,972,395	6,937,255	R$ 8,600,786
Net Profit/ (Loss)	R$ 5,713,633	R$ 6,387,313	R$ 11,133,420
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Associates and joint ventures
Ownership interest (in percent)	35.08%	36.05%
Current assets	R$ 3,747,849	R$ 5,507,858
Non-current assets	25,228,890	19,084,500
Total Assets	28,976,739	24,592,358
Current Liabilities	1,229,194	1,372,497
Non-current Liabilities	12,954,810	9,094,419
Net worth	14,792,735	14,125,442
Total liabilities	28,976,739	24,592,358
Net operating revenue	5,534,129	3,696,428
Net Profit/ (Loss)	R$ 3,037,808	R$ 3,382,650
Norte Energia S.A - NESA
Associates and joint ventures
Ownership interest (in percent)	49.98%	49.98%
Current assets	R$ 1,489,913	R$ 1,796,877
Non-current assets	41,641,146	42,691,891
Total Assets	43,131,059	44,488,768
Current Liabilities	1,678,941	1,957,228
Non-current Liabilities	28,705,845	29,357,442
Net worth	12,746,273	13,174,098
Total liabilities	43,131,059	44,488,768
Net operating revenue	4,836,435	4,402,647
Net Profit/ (Loss)	R$ (432,814)	R$ (860,393)
Energia Sustentavel do Brasil S.A. - ESBR
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current assets	R$ 567,089	R$ 989,250
Non-current assets	19,816,570	20,088,832
Total Assets	20,383,659	21,078,082
Current Liabilities	730,876	978,648
Non-current Liabilities	10,639,673	10,892,330
Net worth	9,013,110	9,207,104
Total liabilities	20,383,659	21,078,082
Net operating revenue	2,783,506	2,676,045
Net Profit/ (Loss)	R$ (193,955)	R$ (309,195)
Belo Monte Transmissora de Energia SPE S.A
Associates and joint ventures
Ownership interest (in percent)	49.50%	49.00%
Current assets	R$ 1,073,113	R$ 963,497
Non-current assets	7,438,788	7,198,219
Total Assets	8,511,901	8,161,716
Current Liabilities	546,168	500,544
Non-current Liabilities	4,098,559	4,047,209
Net worth	3,867,174	3,613,963
Total liabilities	8,511,901	8,161,716
Net operating revenue	896,974	833,619
Net Profit/ (Loss)	R$ 326,221	R$ 294,278
Interligao Eltrica do Madeira S.A. - IE Madeira
Associates and joint ventures
Ownership interest (in percent)	49.50%	49.00%
Current assets	R$ 928,778	R$ 868,642
Non-current assets	6,088,383	5,789,039
Total Assets	7,017,161	6,657,681
Current Liabilities	610,022	382,701
Non-current Liabilities	2,896,130	3,031,839
Net worth	3,511,009	3,243,141
Total liabilities	7,017,161	6,657,681
Net operating revenue	920,715	595,799
Net Profit/ (Loss)	R$ 546,746	R$ 49,125
Teles Pires Participaes S.A.
Associates and joint ventures
Ownership interest (in percent)	49.72%	49.72%
Current assets	R$ 207,346	R$ 274,020
Non-current assets	4,706,886	4,918,375
Total Assets	4,914,232	5,192,395
Current Liabilities	293,823	316,956
Non-current Liabilities	3,005,205	3,347,957
Net worth	1,615,204	1,527,482
Total liabilities	4,914,232	5,192,395
Net operating revenue	833,258	792,973
Net Profit/ (Loss)	R$ 9,487	R$ (72,291)
Companhia Energetica Sinop S.A. - SINOP
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current assets	R$ 192,906	R$ 258,879
Non-current assets	2,785,496	2,702,367
Total Assets	2,978,402	2,961,246
Current Liabilities	93,089	87,748
Non-current Liabilities	1,448,258	1,437,924
Net worth	1,437,055	1,435,574
Total liabilities	2,978,402	2,961,246
Net operating revenue	279,338	269,647
Net Profit/ (Loss)	R$ (142,665)	R$ (105,647)
Empresa de Energia Sao Manoel S.A
Associates and joint ventures
Ownership interest (in percent)	33.00%	33.00%
Current assets	R$ 236,782	R$ 193,508
Non-current assets	3,596,547	3,723,477
Total Assets	3,833,329	3,916,985
Current Liabilities	191,359	210,909
Non-current Liabilities	1,824,900	1,815,213
Net worth	1,817,070	1,890,863
Total liabilities	3,833,329	3,916,985
Net operating revenue	334,337	360,656
Net Profit/ (Loss)	R$ (73,793)	R$ (80,474)
Mata de Santa Genebra Transmissora S.A.
Associates and joint ventures
Ownership interest (in percent)	50.00%	50.00%
Current assets	R$ 710,119	R$ 366,390
Non-current assets	2,758,854	2,565,115
Total Assets	3,468,973	2,931,505
Current Liabilities	123,884	158,351
Non-current Liabilities	1,925,948	1,452,934
Net worth	1,419,141	1,320,220
Total liabilities	3,468,973	2,931,505
Net operating revenue	426,573	364,070
Net Profit/ (Loss)	R$ 126,094	R$ 96,994
Chapecoense Gerao S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current assets	R$ 491,037	R$ 265,107
Non-current assets	2,760,867	2,624,982
Total Assets	3,251,904	2,890,089
Current Liabilities	441,471	371,413
Non-current Liabilities	1,674,787	1,584,327
Net worth	1,135,646	934,349
Total liabilities	3,251,904	2,890,089
Net operating revenue	1,068,277	935,862
Net Profit/ (Loss)	R$ 435,951	R$ 280,465
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current assets	R$ 136,381	R$ 113,222
Non-current assets	1,099,741	1,008,012
Total Assets	1,236,122	1,121,234
Current Liabilities	79,764	71,093
Non-current Liabilities	313,284	309,438
Net worth	843,074	740,703
Total liabilities	1,236,122	1,121,234
Net operating revenue	185,026	114,343
Net Profit/ (Loss)	R$ 132,028	R$ 75,331
Enerpeixe S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current assets	R$ 136,118	R$ 476,575
Non-current assets	1,730,856	1,758,817
Total Assets	1,866,974	2,235,392
Current Liabilities	210,085	793,861
Non-current Liabilities	991,116	777,254
Net worth	665,773	664,277
Total liabilities	1,866,974	2,235,392
Net operating revenue	421,390	303,132
Net Profit/ (Loss)	R$ (2,817)	R$ 116,532
Madeira Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	43.00%	43.00%
Current assets	R$ 927,739	R$ 945,143
Non-current assets	23,286,096	21,369,986
Total Assets	24,213,835	22,315,129
Current Liabilities	2,309,383	1,149,935
Non-current Liabilities	20,412,415	18,906,101
Net worth	1,492,037	2,259,093
Total liabilities	24,213,835	22,315,129
Net operating revenue	3,757,969	3,200,238
Net Profit/ (Loss)	R$ (12,386)	R$ (1,445,667)